Offerings	Nov. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Fee Rate	0.0087%
Offering Note	The securities registered hereunder include such indeterminate number of shares of common stock, shares of preferred stock, debt securities, warrants to purchase common stock, preferred stock, and/or debt securities, rights to purchase common stock, preferred stock, debt securities, and/or warrants, and units consisting of two or more of these classes or series of securities, as may be offered and sold from time to time in one or more offerings by the registrant. There is also being registered hereunder an indeterminate number of shares of common stock and preferred stock that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities, or that are issued in units. The Registrant is relying on Rules 456(b) and 457(r) under the Securities Act, to defer payment of the entire registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-276210
Carry Forward Initial Effective Date	Jan. 04, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 73,800
Offering Note	The Registrant previously registered an aggregate principal amount of $500,000,000.00 of securities pursuant to a Registration Statement on Form S-3 (File No. 333-276210) filed with the Securities and Exchange Commission on December 22, 2023, which became effective on January 4, 2024 (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6) of the Securities Act, securities having an aggregate principal amount of $500,000,000.00 registered hereunder are unsold securities (the "Unsold Securities") previously registered on the Prior Registration Statement. In connection with the filing of the Prior Registration Statement, a registration fee was paid in the amount of $73,800.00 (calculated in accordance with the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Pursuant to Rule 415(a)(6), (i) the registration fee applicable to the Unsold Securities is being carried forward to this registration statement and will continue to be applied to the Unsold Securities, and (ii) the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.